SCHEDULE OF NONVESTED SHARES ACTIVITY (Details) - Non Vested Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of nonvested shares, Outstanding at beginning	912,650	669,100	552,125
Number of nonvested shares, Granted	356,150	511,200	313,100
Number of nonvested shares, Vested	(353,694)	(255,150)	(188,625)
Number of nonvested shares, Forfeited	(1,080)	(12,500)	(7,500)
Number of nonvested shares, Outstanding at ending	914,026	912,650	669,100
Grant date weighted average fair value, Outstanding at beginning	$ 104.51	$ 77.49	$ 37.78
Grant date weighted average fair value, Granted	89.94	119.75	120.62
Grant date weighted average fair value, Vested	91.32	66.04	34.78
Grant date weighted average fair value, Forfeited	98.2	66.74	28.80
Grant date weighted average fair value, Outstanding at ending	$ 103.95	$ 104.51	$ 77.49